Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Mar. 31, 2020	Mar. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (6,101,547)	$ (4,759,521)	$ (21,285,191)	$ (4,978,095)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation	982,819	36,007	490,642	5,332
Amortization of debt discount	703,511	1,892,791	6,152,329	1,052,523
Amortization of long-term license agreement		75,406	150,812	150,400
Amortization of intangible assets	86,812	169,539	256,351	239,315
Stock issued for services and compensation	795,236	1,515,915	3,098,643	109,240
Loan fees on new borrowings		841,140	1,209,569	704,397
Offering costs	6		101,387	525,000
Lease cost, net of repayment	2		7,333
(Gain) on deconsolidation		(53,739)	(53,739)
(Gain) loss on debt extinguishment	(829,937)	(1,281,477)	(2,018,791)	(19,387)
(Gain) loss on bargain purchase				(971,282)
Loss on fair value of derivative liability	(326,788)	(599,257)	(571,231)	214,376
Realized (gain) loss on cryptocurrency	(1,096)	667	815	(16,241)
Unrealized (gain) loss on cryptocurrency	(176,817)	(25,330)	(113,369)	(106,488)
Impairment expense	66,645		4,230,741
Changes in operating assets and liabilities:
Receivables	(53,967)	(18,538)	(180,063)	108,907
Prepaid assets	(1,141,805)	(1,283,764)	(2,003,542)	(4,055)
Short-term advances		(100,000)	(135,000)
Short-term advances from related parties		(10,000)		36,010
Other current assets	118,307	(517,051)	205,362	461,038
Deposits	2,685	(3,130)	(12,301)
Accounts payable and accrued liabilities	(1,001,276)	(19,420)	974,360	(1,314,971)
Payroll liabilities			(886,352)
Customer advance	81,845	3,448,476	127,310	265,000
Deferred revenue	167,896	(94,985)	(1,264,227)	1,016,385
Other liabilities	6,872,236	3,529,296	15,192,664
Accrued interest	107,025	131,799	248,310	59,345
Accrued interest, related parties	309,837	649,999	803,332	5,000
Net cash provided by (used in) operating activities	661,629	3,524,823	4,624,767	(2,983,251)
CASH FLOWS FROM INVESTING ACTIVITIES
Cash received in acquisition				3,740
Cash paid for fixed assets	(1,717,289)	(1,720,116)	(5,245,606)
Net cash provided by (used in) investing activities	(1,717,289)	(1,720,116)	(5,245,606)	3,740
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from related parties	4,474,137	1,459,500	4,484,979	1,905,777
Repayments for related party payables	(3,036,216)	(1,369,500)	(2,192,160)	(1,367,168)
Proceeds from debt	1,405,300	1,322,651	2,527,452	4,115,961
Repayments for debt	(2,030,344)	(2,745,024)	(5,020,795)	(2,936,044)
Payments for share repurchase	(272)	(102)	(102)	(91,000)
Dividends paid	(14,567)
Proceeds from the sale of stock	1,165,300	650,000	825,000
Payments for financing costs	(21,000)
Net cash provided by (used in) financing activities	1,942,338	(682,475)	624,374	1,627,526
Effect of exchange rate translation on cash		2,297	(2)	(5,057)
Net increase (decrease) in cash, cash equivalents, and restricted cash	886,678	1,124,529	3,533	(1,357,042)
Cash, cash equivalents, and restricted cash - beginning of balance	137,177	133,644	133,644	1,490,686
Cash, cash equivalents, and restricted cash - ending of balance	1,023,855	1,258,173	137,177	133,644
Cash paid during the period for:
Interest	275,192	51,000	51,000	51,000
Income taxes	3,282	5,544	7,383	70,768
Non cash investing and financing activities:
Prepaid assets reclassified to fixed assets	2,252,568
Common stock issued for acquisition				800,000
Beneficial conversion feature	2,000,000	1,000,000	1,000,000
Stock issued for prepaid services and long term license agreement				6,678,360
Cancellation of shares		3,380,000	3,380,000
Changes in equity for offering costs accrued		101,387	101,387	525,000
Shares issued for offering costs				3,000
Accounts payable reclassified to related party debt			75,000
Related party debt extinguished with APEX Units			(100,000)
Derivative liability recorded as a debt discount		365,000	715,000	$ 510,000
Recognition of lease liability and ROU asset at lease commencement		131,244	$ 131,244
Shares forfeited	3,380,000
Share repurchase	120,000
Reclassification of related party debt	26,000
Dividends declared but not yet paid	37,775
Forgiveness of accrued payroll	$ 373,832